Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In July 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2012-02, "Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment" (ASU 2012-02). ASU 2012-02 simplifies impairment testing for indefinite-lived intangible assets by allowing an entity to assess qualitative factors in determining whether it is more likely than not that an indefinite-lived intangible asset is impaired, before performing quantitative testing. An entity is no longer required to perform a quantitative impairment test unless it is more likely than not that the fair value of an indefinite-lived intangible asset is less than carrying value. ASU 2012-02 is effective for interim and annual periods beginning after September 15, 2012. Early adoption is permitted. ASU 2012-02 will not have a significant impact on our consolidated financial statements.

In February 2013, FASB issued Accounting Standard Update 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" (ASU 2013-02). ASU 2013-02 requires companies to present certain information related to reclassification adjustments from accumulated other comprehensive income on either the face of the financial statements or in a single note. The required information includes the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. ASU 2013-02 is effective for interim and annual periods beginning after December 31, 2012. We are currently evaluating the impact of ASU 2013-02 on our financial statements.